John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 5-23-11 to the current Prospectuses
In the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated as follows to reflect the addition of Kai Kong Chay to the investment management team of the fund:
Terrace Pak Hing Chum, MBA, CFA, CAIA
Managing Director of Greater China Equities
Joined fund team in 2008
Ronald CC Chan, CFA
Senior Managing Director, Head of Equities, Asia
Joined fund team in 2011
Kai Kong Chay, CFA
Managing Director, Senior Portfolio Manager
Joined fund team in 2011
In the “Fund details — Who’s who” section, the portfolio manager information in the “Subadviser” subsection is amended and restated as follows to reflect the addition of Kai Kong Chay to the investment management team of the fund:
Terrace Pak Hing Chum, MBA, CFA, CAIA
•	Managing Director of Greater China Equities

•	Joined fund team in 2008

•	Portfolio manager at HT Capital Management Ltd. (2007-2008)

•	Portfolio manager at The Pacific Group Hong Kong (2006-2007)

•	Portfolio manager at Schroder Investment Management (HK) Ltd. (1998-2006)

•	Began business career in 1995
Ronald CC Chan, CFA
•	Senior Managing Director, Head of Equities, Asia

•	Joined fund team in 2011

•	Chief Investment Officer, Pacific Eagle Asset Management Limited, Hong Kong (2010-2011)

•	Chief Investment Officer, Asian Equities, Reliance Asset Management (Singapore) Limited (2009-2010)

•	Head of Asian Equity, German Chinese Investments Services, Hong Kong (February-July 2009)

•	Chief Investment Officer, Asian Equities, Fortis Investment Management, Shanghai and Hong Kong (2004-2008)
Kai Kong Chay, CFA
•	Managing Director, Senior Portfolio Manager

•	Joined fund team in 2011

•	Portfolio manager, Greater China Equities, Reliance Asset Management (2009-2010)

•	Investment director, Standard Life Investments (Asia) (2006-2009)

•	Senior investment analyst, Pioneer Investment (2001-2006)

•	Began business career in 1997
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 5-23-11 to the current Statement of Additional Information
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection has been amended and restated as follows to reflect the addition of Kai Kong Chay to the Fund’s investment management team.
Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2010 for Mr. Chum, as of February 25, 2011 for Mr. Chan, and as of May 1, 2011 for Mr. Chay. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.
Financial Industries Fund

Other Accounts Managed by the Portfolio
Portfolio Manager Name	Managers
Terrace Pak Hing Chum, MBA, CFA, CAIA	Other Registered Investment Companies: None
Other Pooled Investment Vehicles: None

Other Accounts: Two (2) accounts with total assets of
approximately $85.9 million.

Ronald CC Chan, CFA*	Other Registered Investment Companies: None

Other Pooled Investment Vehicles: None

Other Accounts: Two (2) accounts with total assets of
approximately $85.9 million.

Kai Kong Chay, CFA**	Other Registered Investment Companies: None

Other Pooled Investment Vehicles: None

Other Accounts: Two (2) accounts with total assets of
approximately $81.6 million.

*	Information for Mr. Chan, who recently joined the investment management team, is as of February 25, 2011

**	Information for Mr. Chay, who recently joined the investment management team, is as of May 1, 2011

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been amended and restated, as follows:
Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2010 for Mr. Chum, as of February 25, 2011 for Mr. Chan and as of May 1, 2011 for Mr. Chay, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1 - $10,000
C	—	$10,001 - $50,000
D	—	$50,001 - $100,000
E	—	$100,001 - $500,000
F	—	$500,001 - $1,000,000
G	—	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Terrace Pak Hing Chum, MBA, CFA, CAIA	C
Ronald CC Chan, CFA*	A
Kai Kong Chay, CFA**	A

*	Information for Mr. Chan, who recently joined the investment management team, is as of February 25, 2011

**	Information for Mr. Chay, who recently joined the investment management team, is as of May 1, 2011
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.